Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) ($)	Adjusted Operating Income (AOI) (millions)(5) ($)
					Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)
2022	$6,267,186	($394,693)	$1,808,545	($29,434)	$152	$144	$556	$802
2021	$4,729,324	$10,763,416	$1,480,184	$3,562,736	$268	$188	$324	$485
2020	$5,506,201	$24,859,189	$1,615,725	$4,653,581	$179	$128	$247	$347

(1)Our PEO in 2022 and 2021 is Mr. Buck. Our PEO in 2020 is Mr. Volas, who retired on December 31, 2020.

(2)

The amounts in this column reflect compensation as reported in the Summary Compensation Table, with the exception of equity awards. Equity award value adjustments are calculated in accordance with the SEC methodology for CAP for each year. Stock awards based on earnings per share and service are valued using the closing price of common stock on the valuation date and probable outcome of the performance condition. The value of stock options is calculated using a Black-Scholes model; the value of awards that vest based on our TSR performance relative to a peer group of companies is calculated using a Monte Carlo valuation model to represent the probable outcome and the closing price. The assumptions used to derive stock option and performance award values are shown in the tables below.

Range of Assumptions and Resulting Fair Values	Stock Options
	2020		2021		2022
	Low	High	Low	High	Low	High
Measurement Date Stock Price	$63.69	$184.08	$184.08	$275.91	$156.49	$275.91
Exercise (Strike) Price	$26.30	$118.58	$26.30	$214.58	$58.08	$214.58
Risk-free Interest Rate	0.09%	1.62%	0.03%	1.15%	0.35%	4.33%
Volatility	30.2%	43.3%	42.9%	43.4%	42.8%	45.6%
Expected Life (in years)	0.25	7.31	0.25	4.27	0.75	4.94
Dividend Yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Stock Option Fair Values	$17.42	$157.79	$17.42	$218.01	$54.85	$218.01

Range of Assumptions and Resulting Fair Values	TSR Performance Awards
	2020		2021		2022
	Low	High	Low	High	Low	High
Remaining Performance Period	1 year	2 years	1 year	2 years	1 year	2 years
Valuation Date Price	$103.08	$184.08	$184.08	$275.91	$156.49	$275.91
Volatility	29.74%	74.42%	38.00%	74.42%	38.00%	59.03%
Peer Group Volatility	31.24%	82.46%	37.66%	82.46%	37.66%	63.60%
Risk-free Interest Rate	0.10%	1.58%	0.10%	0.73%	0.39%	4.67%
Dividend Yield	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Average Correlation Coefficient	0.35	0.67	0.54	0.67	0.54	0.68
TSR Performance Award Fair Values	$184.16	$359.95	$315.17	$537.03	$97.83	$537.03

A reconciliation of the amounts reported in the Summary Compensation Table and CAP to the individuals who served as PEO and NEOs in each year is shown in the table below.

Reconciliation of SCT Compensation to CAP Numbers in 000's	PEO	NEO Average
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$5,506,201	$4,729,324	$6,267,186	$1,615,725	$1,480,184	$1,808,545
Deduct Equity Awards:
Amounts reported in the “Stock Awards” column in the SCT for applicable FY	$2,031,028	$1,650,580	$3,574,221	$446,554	$385,572	$876,098
Amounts reported in the “Option Awards” column in the SCT for applicable FY	$1,160,019	$920,000	$0	$220,796	$215,016	$0
Add back: Change in Fair Value
Year End Fair Value of Current Year Equity Awards	$7,570,686	$4,293,414	$2,128,991	$1,244,469	$1,003,362	$568,481
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$12,473,212	$3,735,308	($3,547,596)	$2,035,097	$1,488,330	($978,098)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$2,500,137	$575,950	($1,669,053)	$425,515	$191,448	($552,264)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$125	$0	$0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	$0	$0	$0	$0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (CAP)	$24,859,189	$10,763,416	($394,693)	$4,653,581	$3,562,736	($29,434)

(3)Our non-PEO NEOs in 2022 are Messrs. Kuhns, Machado, Raia, Franklin, and Mr. Peterson, who retired on September 30, 2022; in 2021 are Messrs. Peterson, Machado, Raia, and Franklin; and in 2020 are Messrs. Buck, Peterson, Machado, Raia and Walther.

(4)The S&P Composite 1500 Building Products Index is used as our Total Shareholder Return peer group.

(5)AOI dollars, which represents 30% of our AIP bonus, is our Company selected performance measure. A reconciliation of Operating Income as reported in our 10-K to AOI is shown in the table below.

Reconciliation of Reported Operating Income to AOI
Numbers in 000's	2020	2021	2022
Operating Income, as reported (see Annual 10K Report)	$355,046	$476,419	$797,164
Adjustments:
Non GAAP Charges related to M&A	$855	$38,164	$7,974
M&A not included in Business Plan	-$3,187	-$23,848	-$2,968
Cost of Legal Settlement	-$6,000	-$6,000	$0
Adjusted Operating Income (AOI)	$346,714	$484,735	$802,170

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote [Text Block]

(1)Our PEO in 2022 and 2021 is Mr. Buck. Our PEO in 2020 is Mr. Volas, who retired on December 31, 2020.

(3)Our non-PEO NEOs in 2022 are Messrs. Kuhns, Machado, Raia, Franklin, and Mr. Peterson, who retired on September 30, 2022; in 2021 are Messrs. Peterson, Machado, Raia, and Franklin; and in 2020 are Messrs. Buck, Peterson, Machado, Raia and Walther.

Peer Group Issuers, Footnote [Text Block]	(4)The S&P Composite 1500 Building Products Index is used as our Total Shareholder Return peer group.
PEO Total Compensation Amount	$ 6,267,186	$ 4,729,324	$ 5,506,201
PEO Actually Paid Compensation Amount	$ (394,693)	10,763,416	24,859,189
Adjustment To PEO Compensation, Footnote [Text Block]

A reconciliation of the amounts reported in the Summary Compensation Table and CAP to the individuals who served as PEO and NEOs in each year is shown in the table below.

Reconciliation of SCT Compensation to CAP Numbers in 000's	PEO	NEO Average
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$5,506,201	$4,729,324	$6,267,186	$1,615,725	$1,480,184	$1,808,545
Deduct Equity Awards:
Amounts reported in the “Stock Awards” column in the SCT for applicable FY	$2,031,028	$1,650,580	$3,574,221	$446,554	$385,572	$876,098
Amounts reported in the “Option Awards” column in the SCT for applicable FY	$1,160,019	$920,000	$0	$220,796	$215,016	$0
Add back: Change in Fair Value
Year End Fair Value of Current Year Equity Awards	$7,570,686	$4,293,414	$2,128,991	$1,244,469	$1,003,362	$568,481
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$12,473,212	$3,735,308	($3,547,596)	$2,035,097	$1,488,330	($978,098)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$2,500,137	$575,950	($1,669,053)	$425,515	$191,448	($552,264)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$125	$0	$0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	$0	$0	$0	$0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (CAP)	$24,859,189	$10,763,416	($394,693)	$4,653,581	$3,562,736	($29,434)

Non-PEO NEO Average Total Compensation Amount	$ 1,808,545	1,480,184	1,615,725
Non-PEO NEO Average Compensation Actually Paid Amount	$ (29,434)	3,562,736	4,653,581
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

A reconciliation of the amounts reported in the Summary Compensation Table and CAP to the individuals who served as PEO and NEOs in each year is shown in the table below.

Reconciliation of SCT Compensation to CAP Numbers in 000's	PEO	NEO Average
	2020	2021	2022	2020	2021	2022
Summary Compensation Table Total	$5,506,201	$4,729,324	$6,267,186	$1,615,725	$1,480,184	$1,808,545
Deduct Equity Awards:
Amounts reported in the “Stock Awards” column in the SCT for applicable FY	$2,031,028	$1,650,580	$3,574,221	$446,554	$385,572	$876,098
Amounts reported in the “Option Awards” column in the SCT for applicable FY	$1,160,019	$920,000	$0	$220,796	$215,016	$0
Add back: Change in Fair Value
Year End Fair Value of Current Year Equity Awards	$7,570,686	$4,293,414	$2,128,991	$1,244,469	$1,003,362	$568,481
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$12,473,212	$3,735,308	($3,547,596)	$2,035,097	$1,488,330	($978,098)
Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year	$2,500,137	$575,950	($1,669,053)	$425,515	$191,448	($552,264)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$0	$0	$0	$125	$0	$0
Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0	$0	$0	$0	$0
Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$0	$0	$0	$0	$0	$0
Compensation Actually Paid (CAP)	$24,859,189	$10,763,416	($394,693)	$4,653,581	$3,562,736	($29,434)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The charts below provide a graphic description of the relationships: (i) between (A) CAP to the PEOs and the average CAP to the NEOs, and (B) the Company’s cumulative total shareholder return and the S&P Composite 1500 Building Products index cumulative total shareholder return; (ii) between (A) CAP to the PEOs and the average CAP to the NEOs, and (B) the Company’s net income; (iii) between (A) CAP to the PEOs and the average CAP to the NEOs, and (B) the Company’s selected measure, AOI.

CAP decreased from 2020 to 2021 as TopBuild’s TSR increased. For 2022, CAP and TopBuild TSR both decreased.

Compensation Actually Paid vs. Net Income [Text Block]	Over the 2020 to 2022 time period, CAP for TopBuild decreased. Over the same period, Company net income increased annually.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Over the 2020 to 2022 time period, CAP for TopBuild decreased. Over the same period, AOI increased annually.

Tabular List [Table Text Block]

Most Important Performance Measures
Operating Income, as adjusted (AOI) Net Sales Working Capital Safety Incident Rate Earnings Per Share (EPS) Relative Total Shareholder Return (TSR)

Total Shareholder Return Amount	$ 152	268	179
Peer Group Total Shareholder Return Amount	144	188	128
Net Income (Loss)	$ 556,000,000	$ 324,000,000	$ 247,000,000
Company Selected Measure Amount	802,170,000	484,735,000	346,714,000
PEO Name	Mr. Buck
Operating Income	$ 797,164,000	$ 476,419,000	$ 355,046,000
Non GAAP Charges related to M&A	7,974,000	38,164,000	855,000
M&A not included in Business Plan	(2,968,000)	(23,848,000)	(3,187,000)
Cost of Legal Settlement	$ 0	$ (6,000,000)	$ (6,000,000)
Adjusted operating income as percentage of AIP bonus	30.00%
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income, as adjusted (AOI)
Non-GAAP Measure Description [Text Block]

(5)AOI dollars, which represents 30% of our AIP bonus, is our Company selected performance measure. A reconciliation of Operating Income as reported in our 10-K to AOI is shown in the table below.

Reconciliation of Reported Operating Income to AOI
Numbers in 000's	2020	2021	2022
Operating Income, as reported (see Annual 10K Report)	$355,046	$476,419	$797,164
Adjustments:
Non GAAP Charges related to M&A	$855	$38,164	$7,974
M&A not included in Business Plan	-$3,187	-$23,848	-$2,968
Cost of Legal Settlement	-$6,000	-$6,000	$0
Adjusted Operating Income (AOI)	$346,714	$484,735	$802,170

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Working Capital
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Safety Incident Rate
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share (EPS)
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (TSR)
Stock Options
Pay vs Performance Disclosure [Table]
Measurement Date Stock Price, Low | $ / shares	$ 156.49	$ 184.08	$ 63.69
Measurement Date Stock Price, High | $ / shares	275.91	275.91	184.08
Exercise (Strike) Price, Low | $ / shares	58.08	26.30	26.30
Exercise (Strike) Price, High | $ / shares	$ 214.58	$ 214.58	$ 118.58
Risk-free Interest Rate, Low	0.35%	0.03%	0.09%
Risk-free Interest Rate, High	4.33%	1.15%	1.62%
Volatility, Low	42.80%	42.90%	30.20%
Volatility, High	45.60%	43.40%	43.30%
Expected Life (in years), Low	9 months	3 months	3 months
Expected Life (in years), High	4 years 11 months 8 days	4 years 3 months 7 days	7 years 3 months 21 days
Dividend Yield, Low	0.00%	0.00%	0.00%
Dividend Yield, High	0.00%	0.00%	0.00%
Fair Values, Low | $ / shares	$ 54.85	$ 17.42	$ 17.42
Fair Values, High | $ / shares	$ 218.01	$ 218.01	$ 157.79
TSR Performance Award
Pay vs Performance Disclosure [Table]
Remaining Performance Period, Low	1 year	1 year	1 year
Remaining Performance Period, High	2 years	2 years	2 years
Measurement Date Stock Price, Low | $ / shares	$ 156.49	$ 184.08	$ 103.08
Measurement Date Stock Price, High | $ / shares	$ 275.91	$ 275.91	$ 184.08
Risk-free Interest Rate, Low	0.39%	0.10%	0.10%
Risk-free Interest Rate, High	4.67%	0.73%	1.58%
Volatility, Low	38.00%	38.00%	29.74%
Volatility, High	59.03%	74.42%	74.42%
Peer Group Volatility, Low	37.66%	37.66%	31.24%
Peer Group Volatility, High	63.60%	82.46%	82.46%
Dividend Yield, Low	0.00%	0.00%	0.00%
Dividend Yield, High	0.00%	0.00%	0.00%
Average Correlation Coefficient, Low	0.54	0.54	0.35
Average Correlation Coefficient, High	0.68	0.67	0.67
Fair Values, Low | $ / shares	$ 97.83	$ 315.17	$ 184.16
Fair Values, High | $ / shares	$ 537.03	$ 537.03	$ 359.95
PEO [Member] | Amounts reported in the "Stock Awards" column in the SCT for applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,574,221	$ 1,650,580	$ 2,031,028
PEO [Member] | Amounts reported in the "Option Awards" column in the SCT for applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	920,000	1,160,019
PEO [Member] | Year End Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,128,991	4,293,414	7,570,686
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,547,596)	3,735,308	12,473,212
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,669,053)	575,950	2,500,137
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Amounts reported in the "Stock Awards" column in the SCT for applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	876,098	385,572	446,554
Non-PEO NEO [Member] | Amounts reported in the "Option Awards" column in the SCT for applicable FY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	215,016	220,796
Non-PEO NEO [Member] | Year End Fair Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	568,481	1,003,362	1,244,469
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(978,098)	1,488,330	2,035,097
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Year that Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(552,264)	191,448	425,515
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	125
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0